LONG-TERM DEBT (Details) ¥ / shares in Units, ¥ in Thousands			1 Months Ended		4 Months Ended	12 Months Ended						24 Months Ended	36 Months Ended
	Sep. 27, 2016 JPY (¥)	Sep. 27, 2011 JPY (¥)	Dec. 31, 2016 JPY (¥) ¥ / shares	May 31, 2012 JPY (¥)	Jul. 31, 2017 JPY (¥)	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Mar. 31, 2017 JPY (¥) shares	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)	Mar. 31, 2017 JPY (¥) item	Nov. 30, 2019	Jul. 26, 2016 JPY (¥)	Dec. 28, 2012 JPY (¥)	Mar. 31, 2012 JPY (¥)
LONG-TERM DEBT
Short-term bank borrowing									¥ 1,000,000	¥ 52,000		¥ 1,000,000
Weighted-average interest rate of short-term debt (as a percent)									0.36%	0.50%		0.36%
Long-term debt									¥ 6,745,522	¥ 4,340,973		¥ 6,745,522
Less: current portion									808,229	703,986		808,229
Long-term debt, non current portion									5,937,293	3,636,987		5,937,293
Aggregate annual maturities of long-term debt
2018									808,229			808,229
2019									906,383			906,383
2020									1,968,128			1,968,128
2021									2,709,106			2,709,106
2022									268,125			268,125
Thereafter									85,551			85,551
Long-term debt									6,745,522	4,340,973		6,745,522
Proceeds from long-term bank borrowings									1,855,897	3,761,546	¥ 800,000
Convertible notes issued			¥ 2,500,000						2,500,000
Conversion price (in Japanese yen per share) | ¥ / shares			¥ 813
Conversion ratio (as a percentage)						101.5	101.0	100.5					110.0
Amount recognized in additional paid-in capital for convertible notes			¥ 100,272
Face amount of notes converted									¥ 1,250,000
Converted equity shares | shares									1,537,502
Increase in Common Stock and Additional paid-in capitalfrom conversion of convertible notes									¥ 1,344,715
Issuance cost									5,557
Amount of securities pledged for bank borrowings									4,394,269			4,394,269
Aggregate principal amount repaid					¥ 200,000
Loan principal amount classified as short-term bank borrowing					¥ 800,000
Common Stock
Aggregate annual maturities of long-term debt
Increase in Common Stock and Additional paid-in capitalfrom conversion of convertible notes									625,000
Additional Paid-in Capital
Aggregate annual maturities of long-term debt
Increase in Common Stock and Additional paid-in capitalfrom conversion of convertible notes									719,715
Syndicated loan arrangement entered into on September 27, 2011
Aggregate annual maturities of long-term debt
Maximum borrowing capacity		¥ 700,000
Maturity period		5 years
Amount borrowed		¥ 350,000		¥ 350,000
Balance of borrowings									0	87,500		0
Revolving credit facility
Aggregate annual maturities of long-term debt
Maximum borrowing capacity									1,000,000			1,000,000
Balance of borrowings									¥ 1,000,000			¥ 1,000,000
Aggregate face amount															¥ 1,000,000
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets									75.00%			75.00%
Net assets on a stand-alone basis																¥ 2,607,338
Net assets on a consolidated basis																¥ 2,655,320
Overdraft arrangement
Aggregate annual maturities of long-term debt
Maximum borrowing capacity									¥ 90,000			¥ 90,000
Maturity period									1 year
Unutilized balance									¥ 90,000			90,000
Syndicated loan arrangement entered into on July 26, 2016 and September 27, 2016
Aggregate annual maturities of long-term debt
Maximum borrowing capacity									1,300,000			1,300,000
Amount borrowed	¥ 1,300,000
Balance of borrowings									¥ 1,300			¥ 1,300
Net assets on a stand-alone basis										5,187,455
Net assets on a consolidated basis										4,657,450
Number of consecutive fiscal years that ordinary losses are not allowed under the debt covenants									2 years
Syndicated loan arrangement entered into on July 26, 2016 and September 27, 2016 | Minimum
Aggregate annual maturities of long-term debt
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets									75.00%			75.00%
Syndicated loan arrangement entered into on July 26, 2016
Aggregate annual maturities of long-term debt
Maximum borrowing capacity														¥ 1,000,000
Syndicated loan arrangement entered into on September 27, 2016
Aggregate annual maturities of long-term debt
Maximum borrowing capacity	¥ 300,000
Maturity period	6 years
Bank borrowings
Aggregate annual maturities of long-term debt
Number of lenders | item												2
Outstanding amount of bank borrowing									¥ 4,336,877	¥ 4,247,860		¥ 4,336,877
Bank Borrowings One
Aggregate annual maturities of long-term debt
Outstanding amount of bank borrowing									3,608,150			3,608,150
Net assets on a consolidated basis									¥ 5,220,772			¥ 5,220,772
Number of consecutive fiscal years that ordinary losses are not allowed under the debt covenants									2 years
Bank Borrowings One | Minimum
Aggregate annual maturities of long-term debt
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets									75.00%			75.00%
Bank Borrowings Two
Aggregate annual maturities of long-term debt
Outstanding amount of bank borrowing									¥ 210,337			¥ 210,337
Net assets on a stand-alone basis											5,032,824
Net assets on a consolidated basis											¥ 5,220,772
Number of consecutive fiscal years that ordinary losses are not allowed under the debt covenants									2 years
Bank Borrowings Two | Minimum
Aggregate annual maturities of long-term debt
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets									75.00%			75.00%
Capital lease obligations, due 2018
LONG-TERM DEBT
Weighted-average interest rate of long-term debt (as a percent)									0.60%	1.70%		0.60%
Long-term debt									¥ 120,247	¥ 5,613		¥ 120,247
Aggregate annual maturities of long-term debt
Long-term debt									120,247	¥ 5,613		120,247
Zero coupon convertible bonds, due 2019
LONG-TERM DEBT
Long-term debt									1,185,502			1,185,502
Aggregate annual maturities of long-term debt
Long-term debt									¥ 1,185,502			¥ 1,185,502
Convertible bonds, rate (as a percentage)			0.00%
Aggregate face amount			¥ 2,500,000
Secured by equity securities, various rates, and various maturities due 2020 | Bank borrowings
LONG-TERM DEBT
Weighted-average interest rate of long-term debt (as a percent)									0.40%	1.10%		0.40%
Long-term debt									¥ 1,810,694	¥ 1,782,642		¥ 1,810,694
Aggregate annual maturities of long-term debt
Long-term debt									1,810,694	¥ 1,782,642		1,810,694
Secured by equity securities, various rates, and various maturities due 2020 | Bank Borrowings One
Aggregate annual maturities of long-term debt
Outstanding amount of bank borrowing									¥ 1,999,582			¥ 1,999,582
Unsecured, various rates and various maturities, due 2019 through 2022 | Bank borrowings
LONG-TERM DEBT
Weighted-average interest rate of long-term debt (as a percent)									0.40%	1.30%		0.40%
Long-term debt									¥ 3,629,079	¥ 2,552,718		¥ 3,629,079
Aggregate annual maturities of long-term debt
Long-term debt									¥ 3,629,079	¥ 2,552,718		¥ 3,629,079